Document and Entity Information	Mar. 03, 2025
Cover [Abstract]
Entity Registrant Name	DAKTRONICS INC /SD/
Amendment Flag	false
Entity Central Index Key	0000915779
Document Type	8-K
Document Period End Date	Mar. 03, 2025
Entity Incorporation State Country Code	SD
Entity File Number	001-38747
Entity Tax Identification Number	46-0306862
Entity Address, Address Line One	201 Daktronics Drive
Entity Address, City or Town	Brookings
Entity Address, State or Province	SD
Entity Address, Postal Zip Code	57006
City Area Code	(605)
Local Phone Number	692-0200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, No Par Value
Trading Symbol	DAKT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false